Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Short-term investments	$ 52,336	$ 249,984
Bermuda
Investment [Line Items]
Short-term investments	13,836	109,422
Non-Bermuda
Investment [Line Items]
Short-term investments	38,500	140,562
Unrestricted
Investment [Line Items]
Short-term investments	35,100	226,390
Unrestricted | Bermuda
Investment [Line Items]
Short-term investments	0	87,369
Unrestricted | Non-Bermuda
Investment [Line Items]
Short-term investments	35,100	139,021
Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Investment [Line Items]
Short-term investments	17,236	23,594
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Non-Interest-Bearing Deposits
Investment [Line Items]
Short-term investments	2,401	0
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Interest-bearing Deposits
Investment [Line Items]
Short-term investments	14,835	23,594
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Bermuda
Investment [Line Items]
Short-term investments	13,836	22,053
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Bermuda | Non-Interest-Bearing Deposits
Investment [Line Items]
Short-term investments	0	0
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Bermuda | Interest-bearing Deposits
Investment [Line Items]
Short-term investments	13,836	22,053
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Non-Bermuda
Investment [Line Items]
Short-term investments	3,400	1,541
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Non-Bermuda | Non-Interest-Bearing Deposits
Investment [Line Items]
Short-term investments	2,401	0
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Non-Bermuda | Interest-bearing Deposits
Investment [Line Items]
Short-term investments	999	1,541
Maturing within three months | Unrestricted
Investment [Line Items]
Short-term investments	25,459	139,514
Maturing within three months | Unrestricted | Bermuda
Investment [Line Items]
Short-term investments	0	67,528
Maturing within three months | Unrestricted | Non-Bermuda
Investment [Line Items]
Short-term investments	25,459	71,986
Maturing between three to six months | Unrestricted
Investment [Line Items]
Short-term investments	9,641	86,876
Maturing between three to six months | Unrestricted | Bermuda
Investment [Line Items]
Short-term investments	0	19,841
Maturing between three to six months | Unrestricted | Non-Bermuda
Investment [Line Items]
Short-term investments	$ 9,641	$ 67,035